Environment	12 Months Ended
Dec. 31, 2017
Disclosure for environment related expense [Abstract]
Disclosure For Environment Related Expense Explanatory [Text Block]
Note 35 Environment

Distribution of CCU´s main environmental costs in the Industrial Units, accumulated to December 2017:

-	Industrial Waste Water Treatment (IWWT): 50.8%
These expenses are mainly related to the maintenance and control of the respective Industrial Waste Water Treatment Plants (IWWT).

-	Solid Industrial Residues (SIR): 36.4%
These expenses are related to the handling and disposal of Solid Industrial Residues (SIR), including hazardous Waste (ResPel) and valorisation of recyclable residues.

-	Gas Emission Expenses: 0.7%
These expenses are related to the calibration and verification of monitoring and operational instrumentation of stationary sources (mainly industrial boilers and electric generators) and their respective emissions, in order to provide compliance to rules and central and local government regulations.

-	Other Environmental Expenses: 12.1%
These expenses are related to the verification and compliance of Food Safety, Environmental Management and Operational Health & Safety Management Standards (ISO 22000, ISO 14001 and ISO 18001 OHSAS respectively) in CCU´s industrial sites and distribution centers, which are in different stages of implementation and certification. The implementation and certification of those three standards is a corporate goal of CCU.

The main expenses of each year, detailed by project, are the following:

			For the years ended as of December 31,
Company that made the disbursement	Project	Expenses	2017	2016	2015
			ThCh$	ThCh$	ThCh$
Cervecera CCU Chile Ltda.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	1,388,954	1,319,489	1,160,516
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	641,683	666,781	607,091
	Gases	Management of atmospheric emissions.	16,687	21,655	26,031
	Others	Management of internal and external regulatory compliance.	236,910	233,364	173,115
CCU Argentina S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	930,683	820,999	1,089,788
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	527,248	560,710	602,247
	Gases	Management of atmospheric emissions.	8,925	21,847	2,857
	Others	Management of internal and external regulatory compliance.	201,726	141,379	167,668
Cervecería Kunstmann S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	98,614	86,515	87,069
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	36,292	40,150	10,633
	Others	Management of internal and external regulatory compliance.	37,623	45,876	45,781
Compañía Pisquera de Chile S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	207,922	237,994	224,045
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	55,341	43,059	78,746
	Others	Management of internal and external regulatory compliance.	14,280	12,582	15,628
Transportes CCU Ltda.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	-	9,792	18,687
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	388,198	288,856	196,114
	Gases	Management of atmospheric emissions.	7,544	13,356	17,297
	Others	Management of internal and external regulatory compliance.	155,951	141,138	130,044
VSPT S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	417,134	454,828	381,893
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	202,204	165,697	172,089
	Others	Management of internal and external regulatory compliance.	21,916	10,916	5,227
Embotelladoras Chilenas Unidas S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	653,910	593,414	665,990
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	623,732	421,771	53,539
	Gases	Management of atmospheric emissions	16,400	14,305	10,233
	Others	Management of internal and external regulatory compliance.	119,226	156,295	96,019
Aguas CCU-Nestlé Chile S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	19,453	35,550	29,057
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	10,818	3,910	3,661
	Gases	Management of atmospheric emissions	400	-	-
	Others	Management of internal and external regulatory compliance.	67,023	69,330	50,904
Fàbrica de Envases Plàsticos S.A.	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	175,805	129,487	137,359
	Others	Management of internal and external regulatory compliance.	21,973	21,410	19,326

The main disbursements (investment) of each year, detailed by project, are the following:

As of December 31, 2017
Company that made the disbursement	Project	Concept	Status [Finished, In process]	Disbursements made	Amount committed future periods	Estimated Completion Date Disbursements
				ThCh$	ThCh$
Cervecera CCU Chile Ltda.	IWWT	Temuco: replacement cells anaerobic reactor, extension of IWWT.	Finished	71,334	-	Finished
	SIR	Containers for glass and solid waste.	Finished	12,173	-	Finished
	Gases	Santiago: thermal plant improvements, videoconferencing rooms, steam and biogas meters; Temuco: fuel change from FO6 to LNG, boiler economizer 1 and 2 and improvements in steam consumption.	Finished	384,720	-	Finished
	Others	Santiago: DS 10 and DS 78 compliance, sanitary permits; Temuco: SEC certification of BG plant, fire sensors.	Finished	637,229	-	Finished
CCU Argentina S.A.	IWWT	IWWT stage 2 and 3, Salta.	In progress	509,641	109,047	Dec-18
	Others	Commitments ISO 22 K / 14K / 18 OSH.	Finished	16,518	-	Finished
Cervecería Kunstmann S.A.	Others	Plant insurance standardization.	Finished	197,979	-	Finished
Compañía Pisquera de Chile S.A.	IWWT	Process water meters.	Finished	4,918	-	Finished
	SIR	Containers for glass.	Finished	3,390	-	Finished
	Gases	4-ton/hr boiler.	Finished	185,663	-	Finished
	Others	PE: Casino Normalization.	Finished	421,118	-	Finished
Transportes CCU Ltda.	Gases	Electric forklift.	Finished	3,838,140	-	Finished
VSPT S.A.	IWWT	EE Generator for IWWT, water flowmeter plant and HC separator chamber.	Finished	21,694	-	Finished
	SIR	Hand dryers.	Finished	6,660	-	Finished
	Gases	Electrical meters, cold Insulation in G2 and cube, video system conference.	Finished	33,927	-	Finished
	Others	Extension of hazardous waste warehouse, VESDA fire detection in Isla de Maipo and Molina, DS 10 compliance, sulfur warehouse container, 900-liter diesel pond.	Finished	26,841	-	Finished
Embotelladoras Chilenas	IWWT	Santiago: COD measurement.	Finished	23,849	-	Finished
Unidas S.A.	Gases	Santiago: NOX NP Renca compensation and Condensate Recovery.	Finished	100,518	-	Finished
	Others	Santiago: DS 10 compliance, upgrade ammonia system, SEC electrical standardization and new hazardous waste warehouse. Antofagasta: chemicals warehouse, implementation of emergency brigade teams.	Finished	309,900	-	Finished
Aguas CCU-Nestlé	IWWT	IWWT Coinco.	Finished	1,133,835	-	Finished
Chile S.A.	Others	Decanter pond, steam pipes, soda pond, emergency brigade.	Finished	33,180	-	Finished
Fábrica de Envases Plásticos S.A.	Others	DS 43 and PREXOR compliance.	Finished	40,250	-	Finished

As of December 31, 2016
Company that made the disbursement	Project	Concept	Status [Finished, In process]	Disbursements made	Amount committed future periods	Estimated Completion Date Disbursements
				ThCh$	ThCh$
Cervecera CCU Chile Ltda.	IWWT	IWWT Temuco Stage II; IWWT expansion (Screw) Temuco.	In progress	2,854,428	156,383	Dec - 17
	SIR	Changing and increasing containers for glass and rubbish.	Finished	37,602	-	Finished
	Gases	Change fuel from FO6 to GNL Temuco, upgrade odor control, Quilicura thermal plant improvements, videoconferencing rooms.	In progress	265,248	103,093	Dec - 17
	Others	DS 10 and RE 43 compliance; Emergency brigade and fire protection system.	In progress	108,188	352,424	Dec - 17
CCU Argentina S.A.	IWWT	IWWT Stage 2 and 3, Salta.	In progress	217,401	134,386	Dec - 17
	Gases	Boiler 1 Economizer, Luján.	Finished	227,079	29,780	Finished
	Others	Fire Network in Distribution Center SV; Compromises ISO 22 K/14K/18 K OSHAS Luján.	In progress	32,360	25,076	Dec - 17
Cervecería Kunstmann S.A.	IWWT	New IWWT PTR – IC Technology.	In progress	2,050,705	548,710	Dec - 17
	Others	DIA; Increase installed power; Equipment protection structures.	In progress	33,835	278,000	Dec - 17
Compañía Pisquera de Chile S.A.	IWWT	IWWT, Change of hydro-ejectors, water plant and dam, IWWT improvement in Salamanca and Sotaquí, new sewage plant, water process meters.	Finished	133,879	6,864	Finished
	SIR	Improved sludge system; Containers for glass.	Finished	20,224	1,610	Finished
	Others	Requirement for ISO standards in Salamanca, Monte Patria, Sotaquí and Pisco Elqui; DS 10 compliance in Salamanca and Montepatria.	In progress	268,003	379,547	Dec - 17
Transportes CCU Ltda.	SIR	Ceiling of waste area in Llay Llay Distribution Center.	In progress	-	57,224	Dec - 17
	Gases	LED lighting in the Talca Distribution Center.	In progress	81,355	43,939	Dec - 17
	Others	Access to Copiapó DC and acoustic closure at the Cervecería Santiago DC.	In progress	138,743	103,057	Dec - 17
VSPT S.A.	IWWT	Sewage plant; Degassing pond improvement.	Finished	76,285	-	Finished
	SIR	Solid packing separator.	Finished	3,128	-	Finished
	Gases	Electric power generator for IWWT, power meters.	Finished	19,296	-	Finished
	Others	Fire network Molina, DS 10 compliance, standardization 5 dining rooms, autonomous breathing equipment.	Finished	220,005	-	Finished
Embotelladoras Chilenas Unidas S.A.	Gases	Condensate recovery, meters and monitoring of consumption, mantle insulation of boilers, heat recovery compressor discharge, upgrade exhaust gas analyzer, upgrade system control and installation of lighting system.	In progress	54,282	29,402	Dec- 17
	Others	Safety acid injection; Standardizing kitchen ECCUSA; autonomous breathing equipment to Santiago and Antofagasta.	In progress	112,904	27,843	Dec - 17
Aguas CCU-Nestlé	IWWT	IWWT Coinco.	In progress	559,569	410,347	Dec - 17
Chile S.A.	Gases	Lighting lines 1, 2 and 3, steam networks, solar Lighting.	Finished	21,425	-	Finished
	Others	Coinco flammables warehouse , RE 43 and DS 594 compliance.	In progress	28,694	222,221	Dec - 17
Fábrica de Envases Plásticos S.A.	Gases	Control of electrical variables, change of lighting.	In progress	187,373	22,404	Dec - 17
	Others	Risk Mitigation, reduction weight of PET bottles, bathroom expansion, various SIG -OCA, ammonia sensors	In progress	158,522	47,436	Dec - 17